Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 03, 2020	Jan. 02, 2020
Leases
Office space for lease			5 years	1 year
Operating lease expense	$ 0	$ 20,279
Weighted average remaining lease term	3 years